FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2090

October 28, 2013

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Forum Funds (the "Trust" or "Registrant") File Nos. 002-67052/811-03023 Post-Effective Amendment ("PEA") No. 431

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant, is PEA No. 431 to the Registrant's currently effective Registration Statement on Form N-1A related to DF Dent Midcap Growth Fund, DF Dent Premier Growth Fund and DF Dent Small Cap Growth Fund (together, the "Funds"). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to: (1) address comments received from the staff of the U.S. Securities Exchange Commission regarding the DF Dent Small Cap Growth Fund's prospectus and statement of additional information ("SAI") filed in the Trust's PEA No. 422 on August 15, 2013; (2) include the DF Dent Midcap Growth Fund and DF Dent Premier Growth Fund's financial statements for the fiscal year ended June 30, 2013, in the Trust's Registration Statement; and (3) update and make other non-material changes to the Funds' prospectus and SAI.

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2075 or by email at david.faherty@atlanticfundservices.com.

Sincerely,

/s/ David Faherty

David Faherty

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